Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 4,974,000	$ 2,822,000	$ 2,857,000
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	2,030,000	8,900,000	11,523,000
Depreciation expense	1,605,000	1,858,000	1,940,000
Net amortization of investment securities, premiums, and discounts	1,211,000	1,161,000	837,000
Amortization of intangible assets	135,000	408,000	1,243,000
Stock based compensation expense	19,000	29,000	58,000
Change in fair value of mortgage servicing rights	25,000	1,331,000
Gain on sale of investment securities	(778,000)	(26,000)
Gain on sales and dispositions of premises and equipment	(6,000)	(79,000)	(13,000)
Loss (gain) on sales and dispositions of other real estate owned and repossessed assets	330,000	(317,000)	206,000
Provision for other real estate owned	3,367,000	713,000	1,252,000
Decrease in accrued interest receivable	191,000	151,000	393,000
Increase in cash surrender value -life insurance	(77,000)	(72,000)	(62,000)
Decrease in other assets	4,311,000	949,000	252,000
Decrease (increase) in income tax receivable	524,000	(644,000)	1,008,000
Decrease in accrued interest payable	(483,000)	(145,000)	(437,000)
Increase (decrease) in other liabilities	1,113,000	253,000	(104,000)
Origination of mortgage loans for sale	(72,100,000)	(99,420,000)	(73,272,000)
Proceeds from the sale of mortgage loans	75,961,000	99,797,000	74,983,000
Gain on sale of mortgage loans, net	(1,665,000)	(2,669,000)	(1,649,000)
Other, net	(444,000)	(125,000)	(183,000)
Net cash provided by operating activities	20,243,000	14,875,000	20,832,000
Cash flows from investing activities:
Net (increase) decrease in loans	(2,525,000)	(26,499,000)	32,298,000
Purchase of available-for-sale debt securities	(88,137,000)	(76,498,000)	(122,871,000)
Proceeds from maturities of available-for-sale debt securities	33,341,000	42,735,000	36,923,000
Proceeds from calls of available-for-sale debt securities	8,275,000	45,170,000	54,185,000
Proceeds from sales of available-for-sale debt securities	32,590,000	790,000
Proceeds from sales of FHLB stock	536,000	460,000	1,757,000
Purchases of FHLB stock	(612,000)
Purchases of premises and equipment	(2,680,000)	(1,375,000)	(3,393,000)
Proceeds from sales of premises and equipment	23,000	272,000	47,000
Proceeds from sales of other real estate owned and repossessed assets	9,641,000	8,571,000	7,435,000
Net cash (used) provided by investing activities	(9,548,000)	(6,374,000)	6,381,000
Cash flows from financing activities:
Net (decrease) increase in demand deposits	(4,889,000)	33,084,000	21,438,000
Net increase in interest-bearing transaction accounts	13,383,000	21,103,000	5,461,000
Net decrease in time deposits	(43,298,000)	(21,136,000)	(15,337,000)
Net increase (decrease) in federal funds purchased and securities sold under agreements to repurchase	10,026,000	(3,458,000)	(5,552,000)
Repayment of FHLB advances	(15,126,000)	(8,284,000)	(38,576,000)
FHLB advances	19,000,000
Redemption of 18,255 and 12,000 shares, respectively, of preferred stock	(18,255,000)	(12,000,000)
Warrant redemption	(540,000)
Cash dividends paid - preferred stock	(456,000)	(1,203,000)	(1,513,000)
Cash dividends paid - common stock	(978,000)	(940,000)	(904,000)
Net cash (used) provided by financing activities	(41,133,000)	7,166,000	(34,983,000)
Net (decrease) increase in cash and cash equivalents	(30,438,000)	15,667,000	(7,770,000)
Cash and cash equivalents, beginning of period	58,877,000	43,210,000	50,980,000
Cash and cash equivalents, end of period	28,439,000	58,877,000	43,210,000
Cash paid during the year for:
Interest	6,825,000	11,290,000	11,290,000
Income taxes	131,000	665,000	665,000
Supplemental schedule of noncash investing and financing activities:
Other real estate and repossessions acquired in settlement of loans	$ 4,613,000	$ 10,903,000	$ 10,903,000